GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [Abstract]
Disclosure of percentage ownership

Tax No.	Company	Country of origin	Functional Currency	As December 31, 2023			As December 31, 2022			As December 31, 2021
				Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
76.717.244-3	Prime Cargo SpA.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000
96.847.880-K	Technical Training LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Professional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000
Foreign	Latam Travel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000	0.0000	100.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0987	36.9013	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000
(*)As of December 31, 2023, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 100% share on economic rights and 51.04% of political rights. Its percentage arose as a result of the provisional measure No.863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the share ownership of a Brazilian Airline.

Disclosure of interests in subsidiaries

		Statement of financial position									Net Income
											For the year ended At December 31,
		As of December 31, 2023			As of December 31, 2022			As of December 31, 2021			2023	2022	2021

Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	487,236	1,835,537	(1,000,622)	392,232	1,727,968	(1,342,687)	432,271	1,648,715	(1,236,243)	7,514	(121,673)	(7,289)
Foreign	Latam Airlines Perú S.A.	334,481	285,645	48,836	335,773	281,178	54,595	484,388	417,067	67,321	(4,666)	(12,726)	(109,392)
93.383.000-4	Lan Cargo S.A.	391,430	189,019	202,411	394,378	212,094	182,284	721,484	537,180	184,304	22,677	(1,230)	1,590
76.717.244-3	Prime Cargo SpA.	912	—	912	—	—	—	—	—	—	—	—	—
Foreign	Connecta Corporation	64,054	6,790	57,264	78,905	22,334	56,571	61,068	19,312	41,756	693	14,814	1,169
Foreign	Prime Airport Services Inc. and Subsidiary (*)	19,435	17,241	2,194	25,118	24,305	813	24,654	25,680	(1,026)	1,380	1,838	190
96.951.280-7	Transporte Aéreo S.A.	280,117	151,066	129,051	283,166	177,109	106,057	471,094	327,955	143,139	24,871	(36,190)	(56,135)
96.631.520-2	Fast Air Almacenes de Carga S.A.	14,255	10,455	3,800	16,150	12,623	3,527	18,303	10,948	7,355	462	1,154	48
Foreign	Laser Cargo S.R.L.	—	1	(1)	—	3	(3)	(5)	—	(5)	—	—	—
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	—	—	—	35,991	15,334	20,656	36,617	14,669	21,940	—	(1,287)	(806)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	166,503	80,502	(71,744)	220,144	148,489	11,661	202,402	113,930	23,563	(5,345)	(11,901)	(54,961)
96.575.810-0	Inversiones Lan S.A. (*)	1,238	50	1,188	1,281	56	1,225	1,284	45	1,239	(36)	(14)	(90)
96.847.880-K	Technical Training LATAM S.A.	1,246	893	353	1,417	1,110	307	2,004	467	1,537	165	77	181
Foreign	Latam Finance Limited	114	208,621	(208,507)	3,011	211,517	(208,506)	1,310,733	1,688,821	(378,088)	(1)	169,582	104,512
Foreign	Peuco Finance Limited	—	—	—	—	—	—	1,307,721	1,307,721	—	—	—	—
Foreign	Professional Airline Services INC.	15,571	10,943	4,628	56,895	53,786	3,109	61,659	58,808	2,851	1,681	258	278
Foreign	Jarletul S.A.	16	1,101	(1,085)	16	1,109	(1,093)	24	1,116	(1,092)	8	(2)	(50)
Foreign	Latam Travel S.R.L.	92	—	92	92	5	87	64	132	(68)	5	154	(23)
76.262.894-5	Latam Travel Chile II S.A.	356	1,239	(883)	368	1,234	(866)	588	1,457	(869)	(16)	2	29
Foreign	Latam Travel S.A.	4,547	1,554	2,993	7,303	2,715	4,588	3,778	6,135	2,357	940	(6,187)	(2,804)
Foreign	TAM S.A. and Subsidiaries (*)	4,240,748	3,027,373	1,212,329	3,497,848	4,231,547	(733,699)	2,608,859	3,257,148	(648,289)	740,783	(69,932)	(756,633)
(*)The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling participation.